Property and Equipment, net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 403,488
Property and equipment, gross			$ 408,856
Less: Accumulated depreciation	(135,087)
Less: Accumulated depreciation			(126,296)
Property and equipment, net	$ 268,401
Property and equipment, net		$ 262,549	282,560
Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Testing and chamber equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Property and equipment, gross	$ 14,267
Property and equipment, gross			15,853
Tenant improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 42,608
Property and equipment, gross			41,888
Tenant improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years
Tenant improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Plant and manufacturing equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 156,560
Property and equipment, gross			175,498
Plant and manufacturing equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Plant and manufacturing equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	12 years
Computer hardware and software
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Property and equipment, gross	$ 21,079
Property and equipment, gross			20,269
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Property and equipment, gross	$ 3,809
Property and equipment, gross			3,730
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 165,165
Property and equipment, gross			$ 151,618